Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property Plant And Equipment Net Details Narrative
Depreciation expenses	$ 841	$ 859	$ 1,099
Depreciated property, plant and equipment	$ 15,800	$ 15,749